Protective Life Corporation
Post Office Box 2606
Birmingham, Alabama 35202
205-879-9230

  Steve Callaway
  Senior Associate Counsel
  Writer's Direct Number: (205) 868-3804
  Facsimile Number: (205) 868-3597
  Toll-Free Number: (800) 627-0220

May 6, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          RE:    Protective Life Insurance Company
          Protective Variable Annuity Separate Account
          Elements® Classic Variable Annuity
          Filing Pursuant to Rule 497(j) for
          File No. 333-63328; 811-8108

Commissioners:

        On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Statement of Additional Information ("SAI") being used in connection with the offering of the "Elements® Classic" variable annuity, a variable deferred annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the SAI contained in Post-Effective Amendment No. 1 for Protective Variable Annuity Separate Account as filed with the Commission on April 25, 2002 via EDGARLINK.

        Please do not hesitate to call the undersigned at (800) 627-0220 if you have any questions.

                      Sincerely,

                      /s/  STEVE M. CALLAWAY

                      Steve M. Callaway

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